Nature of Business and Summary of Significant Accounting Policies (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Nature of business and summary of significant accounting policies [Abstract]
Basis of Presentation
Basis of Presentation

The condensed consolidated financial statements reflect all normal recurring adjustments which, in management’s opinion, are necessary for a fair statement of the results for interim periods.  Results of operations for interim periods may not be representative of results to be expected for the full year.

These condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019, filed with the Securities and Exchange Commission (“SEC”).

We present our tables in U.S. dollars (thousands) and percentage as rounded up or down. In the notes, we represent U.S. dollars (millions) and percentage as rounded up or down.

Consolidation

The Company’s interim condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP).  The financial statements are presented on a consolidated basis subsequent to acquisitions and include the accounts of the Company and its wholly owned subsidiaries.  All intercompany transactions and balances have been eliminated in consolidation.

Basis of presentation and consolidation

On May 6, 2019, Better Choice Company Inc. completed the acquisition of TruPet LLC (“TruPet”) and Bona Vida Inc. (“Bona Vida”) in a pair of all stock transactions (together referred to as the “May Acquisitions”) through the issuance of 33,130,806 shares of common stock, par value $0.001, of the Company. Following the completion of the May Acquisitions, the business conducted by the Company became primarily the businesses conducted by TruPet and Bona Vida.

The Company is the legal acquirer of TruPet and Bona Vida. However, the May Acquisitions were treated as a reverse acquisition whereby TruPet acquired the Company and Bona Vida for accounting and financial reporting purposes. As a result, the financial statements for the year ending December 31, 2019 are comprised of (1) the results of TruPet for the period between January 1, 2019 and December 31, 2019, (2) the results of the Company and Bona Vida, after giving effect to the May Acquisitions on May 6, 2019 through December 31, 2019 and (3) the results of the Company and Halo, after giving effect to the Halo Acquisition (see “Note 2 – Acquisitions”) on December 19, 2019 through December 31, 2019. The financial statements for the year ended December 31, 2018 and all periods presented prior to the effective date of the May Acquisitions on May 6, 2019 are comprised solely of the operations and financial position of TruPet, and therefore, are not directly comparable. TruPet’s equity has been re-cast to reflect the equity structure of Better Choice Company and the shares of common stock received in the May Acquisitions.

On December 19, 2019, the Company acquired 100% of all the issued and outstanding capital stock of Halo, a Delaware corporation (the “Halo Acquisition”). Where the context allows, the May Acquisitions and Halo Acquisition are together referred to as the “Acquisitions.”

References to the “Company”, “we”, “us” and “our” in this prospectus, refer to TruPet and its consolidated subsidiaries prior to May 6, 2019, to Better Choice Company, TruPet and Bona Vida and their consolidated subsidiaries after May 6, 2019 and to Better Choice Company, TruPet, Bona Vida and Halo and their consolidated subsidiaries after December 19, 2019.

The Company’s consolidated financial statements are prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission for annual financial reports and accounting principles generally accepted in the United States (GAAP). The financial statements are presented on a consolidated basis subsequent to the Acquisitions and include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial position and operating results have been included.

Historical operating results are not necessarily indicative of the results that may be expected in the future. The significant accounting policies applied by the Company are described below. We present our tables in U.S. dollars (thousands) and percentage as rounded up or down. In the notes, we represent US dollars (millions) and percentage as rounded up or down.

Going Concern Considerations
Going Concern Considerations

The Company is subject to risks common in the pet wellness consumer market including, but not limited to, dependence on key personnel, competitive forces, successful marketing and sale of its products, the successful protection of its proprietary technologies, ability to grow into new markets, and compliance with government regulations. In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. Uncertainties regarding the economic impact of COVID-19, the disease caused by the novel coronavirus, are likely to result in sustained market turmoil which could also negatively impact our business, financial condition, and cash flows. The Company has continually incurred losses and has an accumulated deficit. The Company continues to rely on current investors and the public markets to finance these losses through debt and/or equity issuances. These operating losses and the outstanding debt create substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these interim condensed consolidated financial statements are issued. The Company is implementing plans to achieve cost savings and other strategic objectives to address these conditions. The Company expects cost savings from consolidation of third-party manufacturers, optimizing shipping and warehousing as well as overhead cost reductions. The business is focused on growing the most profitable channels while reducing investments in areas that are not expected to have long-term benefits. The accompanying interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the interim condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Going concern considerations

The Company is subject to risks common in the pet wellness consumer market including, but not limited to, dependence on key personnel, competitive forces, successful marketing and sale of its products, the successful protection of its proprietary technologies, ability to grow into new markets, and compliance with government regulations. In December 2019, a novel strain of coronavirus was reported to have surfaced in Wuhan, China. Uncertainties regarding the economic impact of COVID-19, the disease caused by the novel coronavirus, are likely to result in sustained market turmoil, which could also negatively impact our business, financial condition, and cash flows. The Company has incurred losses over the last three years and has an accumulated deficit. The Company continues to rely on current investors and the public markets to finance these losses through debt and/or equity issuance. These operating losses and the outstanding debt create substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the date these consolidated financial statements are issued. The Company is implementing plans to achieve cost savings and other strategic objectives to address these conditions. The Company expects cost savings from consolidation of third-party manufacturers, optimizing shipping and warehousing as well as overhead cost reductions. The business is focused on growing the most profitable channels while reducing investments in areas that are expected to have long-term benefits. The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and payments of liabilities in the ordinary course of business. Accordingly, the consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount of and classification of liabilities that may result should the Company be unable to continue as a going concern.

Restricted cash
Restricted cash

The Company is required to maintain a restricted cash balance of less than $0.1 million and $0.2 million as of March 31, 2020 and December 31, 2019 associated with a business credit card and credit card clearance operations.

Restricted cash

At December 31, 2019, the Company had $0.2 million in restricted cash. The Company is required to maintain a restricted cash balance of less than $0.2 million associated with a business credit card and credit card clearance operations. The Company did not have any restricted cash at December 31, 2018.

Allowance for doubtful accounts
Allowance for doubtful accounts

Accounts receivable primarily consist of unpaid buyer invoices from the Company’s Retail customers and credit card payments receivable from third-party credit card processing companies. Accounts receivable is stated at the amount billed to customers, net of point of sale and cash discounts. The Company recorded a less than $0.1 million allowance for doubtful accounts at March 31, 2020 and December 31, 2019.

Accounts receivable and allowance for doubtful accounts

Accounts receivable primarily consist of unpaid buyer invoices from the Company’s Retail customers and credit card payments receivable from third-party credit card processing companies. Accounts receivable is stated at the amount billed to customers, net of point of sale and cash discounts. The Company assesses the collectability of all receivables on an ongoing basis by considering its historical credit loss experience, current economic conditions, and other relevant factors. Based on this analysis, an allowance for doubtful accounts is recorded. The provision for doubtful accounts is included in general and administrative expense in the consolidated statements of operations. The Company recorded less than $0.1 million allowance for doubtful accounts for the year ended December 31, 2019. For the year ended December 31, 2018, the Company considered accounts receivable to be fully collectible and, accordingly, no allowance for doubtful accounts was recorded.

Goodwill
Goodwill

Goodwill of $18.6 million was recognized as of December 31, 2019 in connection with the Halo Acquisition (see “Note 2 – Acquisitions”). No impairment was recognized as of March 31, 2020 and December 31, 2019.

Goodwill

Goodwill of $18.6 million was recognized as of December 31, 2019 in connection with the Halo Acquisition. In future years, the Company will complete an annual impairment test for goodwill that includes an assessment of qualitative factors including, but not limited to, macroeconomic conditions, industry and market conditions, and entity specific factors such as strategies and financial performance.  The Company will perform annual impairment tests as of October 31st beginning in 2020 or earlier if indicators of impairment exist.  There were no indicators of goodwill impairment as of December 31, 2019.

Intangible assets
Intangible assets

The Company acquired an intangible asset related to the Houndog license with the acquisition of Bona Vida an May 6, 2019. The Company fully impaired the asset as of December 31, 2019 as the Company terminated the contract on January 13, 2020. The Company also acquired intangible assets with the acquisition of Halo on December 19, 2019. There were no indicators of impairment of intangible assets as of March 31, 2020.

Intangible assets

Intangible assets acquired are carried at cost, less accumulated amortization. The Company reviews finite-lived intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable and any not expected to be recovered through undiscounted future net cash flows are written down to current fair value. The Company acquired an intangible asset related to the Houndog license with the acquisition of Bona Vida an May 6, 2019. The Company fully impaired the asset as of December 31, 2019 as we terminated the contract on January 13, 2020. The Company acquired intangible assets with the acquisition of Halo on December 19, 2019. We will review impairment of the assets acquired beginning in the fiscal year ending on December 31, 2020 given the proximity of the Halo Acquisition to year-end.

Leases
Leases

The Company’s leases relate to our corporate offices and warehouses.  Effective January 1, 2019, the Company adopted the FASB guidance on leases (“Topic 842”), which requires leases with durations greater than twelve months to be recognized on the balance sheet. The Company adopted Topic 842 using the modified retrospective transition approach.

Redeemable convertible preferred stock
Redeemable convertible preferred stock

The Company’s Redeemable Series E Convertible Preferred Stock (the “Series E”) contains redemption provisions that require it to be presented outside of stockholders’ deficit. Changes in the redemption value of the redeemable convertible preferred stock, if any, are recorded immediately in the period occurred as an adjustment to additional paid-in capital in the condensed consolidated balance sheets.

Redeemable convertible preferred stock

In accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 480, “Distinguishing Liabilities from Equity (ASC 480)”, preferred stock issued with redemption provisions that are outside of the control of the Company or that contain certain redemption rights in a deemed liquidation event is required to be presented outside of stockholders’ deficit on the face of the consolidated balance sheet. The Company’s Redeemable Series E Convertible Preferred Stock (the “Series E”) contains redemption provisions that require it to be presented outside of stockholders’ deficit. Changes in the redemption value of the redeemable convertible preferred stock, if any, are recorded immediately in the period occurred as an adjustment to additional paid-in capital in the consolidated balance sheet.

Income taxes
Income taxes

The Company was incorporated on May 6, 2019. Prior to this date, the Company operated as a flow through entity for state and United States federal tax purposes. The Company files a U.S. federal and state income tax return including its wholly owned subsidiaries.  As of March 31, 2020 and December 31, 2019, the Company does not have any uncertain income tax positions.

Income taxes

Income taxes are recorded in accordance with FASB ASC Topic 740, “Income Taxes (ASC 740)”, which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement and tax bases of assets and liabilities and for loss and credit carryforwards using enacted tax rates anticipated to be in effect for the year in which the differences are expected to reverse. Valuation allowances are provided, if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that some or all the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances. As of December 31, 2019 and 2018, the Company does not have any significant uncertain income tax positions. If incurred, the Company would classify interest and penalties on uncertain tax positions as income tax expense.

The Company was incorporated on May 6, 2019. Prior to this date, the Company operated as a flow through entity for state and United States federal tax purposes. The Company files a U.S. federal and state income tax return, including for its wholly owned subsidiaries.

Revenue
Revenue

The Company recognizes revenue to depict the transfer of promised goods to the customer in an amount the reflects the consideration to which the Company expects to be entitled in exchange for those goods in accordance with the provisions of ASC 606, “Revenue from Contracts with Customers”.

Revenue

The Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods in accordance with the provisions of ASC 606, “Revenue from Contracts with Customers.”

In order to recognize revenue, the Company applies the following five (5) steps:
•	Identify a customer along with a corresponding contract;
•	Identify the performance obligation(s) in the contract to transfer goods to a customer;
•	Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods to a customer;
•	Allocate the transaction price to the performance obligation(s) in the contract; and
•	Recognize revenue when or as the Company satisfies the performance obligation(s).

TruPet adopted ASC 606 on January 1, 2017. Accordingly all periods presented reflect the recognition of revenue and related disclosures required by ASC 606.

Fair value of financial instruments	Fair value of financial instruments The warrant derivative liability is remeasured at fair value each reporting period and represents a Level 3 financial instrument.
Fair value of financial instruments

The Company’s financial instruments recognized on the balance sheets consist of cash and cash equivalents, restricted cash, accounts receivable, prepaid deposits, accounts payable, short term loan, line of credit, subordinated convertible notes, accrued liabilities, other liabilities, and a warrant derivative liability. The warrant derivative liability is remeasured at fair value each reporting period.  The carrying values for other financial instruments are deemed to be equivalent to their respective fair values due to their relative short term nature.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company has applied the framework for measuring fair value which requires a fair value hierarchy to be applied to all fair value measurements.

The Company uses applicable guidance for defining fair value, the initial recording and periodic remeasurement of certain assets and liabilities measured at fair value, and related disclosures for instruments measured at fair value. Fair value accounting guidance establishes a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. An instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the instrument’s fair value measurement. The Company measures assets and liabilities using inputs from the following three levels of fair value hierarchy:

Level 1 - Observable inputs such as unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 - Unobservable inputs for the asset or liability for which there is little, if any, market activity at the measurement date. Unobservable inputs reflect the Company’s own assumptions about what market participants would use to price the asset or liability. The inputs are developed based on the best information available in the circumstances, which may include the Company’s own financial data, such as internally developed pricing models, discounted cash flow methodologies, as well as instruments for which the fair value determination requires significant management judgment.

The warrant derivative liability is remeasured at fair value each reporting period and represents a Level 3 financial instrument.

Fair value measurements of nonfinancial assets and nonfinancial liabilities reflect Level 3 inputs and are primarily used to measure the estimated fair values of assets acquired and liabilities assumed in business combinations, for goodwill, other intangible assets and long-lived assets impairment analyses and the valuation of acquired intangibles.

Recently issued accounting pronouncements
Recently issued accounting pronouncements

The Company has reviewed the Accounting Standards Update (ASU), accounting pronouncements and interpretations thereof issued by the FASB that have effective dates during the reporting period and in future periods.

Recently adopted:

ASU 2018-13 “Fair Value Measurement”

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement.” This new guidance removes certain disclosure requirements related to the fair value hierarchy, modifies existing disclosure requirements related to measurement uncertainty and adds new disclosure requirements. The new disclosure requirements include disclosing the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. This new guidance was effective for the Company beginning on January 1, 2020 and did not have a material impact on the Company’s condensed consolidated financial statements.

ASU 2018-15 “Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40)”

In August 2018, the FASB issued ASU 2018-15 “Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40)” to amend ASU 2015-05 in an effort to provide additional guidance on the accounting for costs implementation activities performed in a cloud computing arrangement that is a service contract. The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license). The accounting for the service element of a hosting  arrangement that is a service contract is not affected by the amendments in this update. The amendments in this update also require the entity to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalizing implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element. The entity is also required to present the capitalized implementation costs in the statement of financial position in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. The new standard was effective for the Company on January 1, 2020. The Company has no internal use software.

Issued but not Yet Adopted:

ASU 2016-13 “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326)” Codification Improvements to Financial Instruments-Credit Losses (Topic 326). Subsequent updates were released in November 2018 (ASU No. 2018-19), November 2019 (ASU No. 2019-10 and 2019-11) and February 2020 (ASU No. 2020-02) that provided additional guidance on this Topic. This ASU introduces the current expected credit loss (CECL) model, which will require an entity to measure credit losses for certain financial instruments and financial assets, including trade receivables. Under this update, on initial recognition and at each reporting period, an entity will be required to recognize an allowance that reflects the entity’s current estimate of credit losses expected to be incurred over the life of the financial instrument. The standard is effective for the Company on January 1, 2023, and early adoption is permitted. The Company is currently evaluating the impact the new standard will have on its consolidated financial statements.

ASU 2019-12 “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes" (“ASU 2019- 12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures.

The Company has carefully considered other new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the Company’s reported balance sheets or operations in 2020.

Recently issued accounting pronouncements

The Company has reviewed the Accounting Standards Update (ASU), accounting pronouncements and interpretations thereof issued by the FASB that have effective dates during the reporting period and in future periods.

Recently adopted:

Adoption of FASB ASC Topic 842 “Leases”

In February 2016, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Topic 842, “Leases (842)”, which amends leasing guidance by requiring companies to recognize a right-of-use asset and a lease liability for all operating and financing leases with lease terms greater than twelve months. The lease liability is equal to the present value of lease payments. The right-of-use lease asset is based on the lease liability, subject to adjustment for prepaid and deferred rent and tenant incentives. For income statement purposes, leases will continue to be classified as operating or financing with lease expense in both cases calculated substantially the same as under the prior leasing guidance.

The adoption of ASC 842 resulted in recognition of right-of-use assets of $0.4 million and operating lease liabilities of $0.4 million as of January 1, 2019. The Company adopted the optional transition method that gives companies the option to use the adoption date as the initial application on transition.  Accordingly, results for reporting periods beginning prior to January 1, 2019 continue to be reported in accordance with our historical treatment.  The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows. See “Note 8 – Operating leases.”

Adoption of FASB ASU 2018-07 “Improvements to Nonemployee Share-Based Payment Accounting”

On January 1, 2019, the Company adopted ASU. 2018-07 “Improvements to Nonemployee Share-Based Payment Accounting.” The amendments in this update expanded the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The requirements of ASC 718 are applied to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that ASC 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under ASC 606, “Revenue from Contracts with Customers.”

The Company is treating the inclusion of share-based payments to nonemployees as a change in accounting principle prospectively beginning in the period ending January 1, 2019.  The Company did not restate prior periods for share-based compensation.

Issued but not Yet Adopted:

ASU 2016-13 “Financial Instruments – Credit Losses (Topic 326)”

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments - Credit Losses (Topic 326),” a new standard to replace the incurred loss impairment methodology under current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The standard is effective for the Company on January 1, 2023, and early adoption is permitted. The Company is currently evaluating the impact the new standard will have on its consolidated financial statements.

ASU 2018-13 “Fair Value Measurement”

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820) Changes to the Disclosure Requirement for Fair Value Measurement” which amends ASC 820 to expand the disclosures required for items subject to Level 3, fair value remeasurement, including the underlying assumptions.  ASU 2018-13 is effective for public companies for fiscal years beginning after December 15, 2019.  The Company is currently evaluating the impact the new standard will have on its consolidated financial statements. As this standard only requires additional disclosures, there is no anticipated financial statement impact of its adoption.

ASU 2018-15 “Intangibles – Goodwill and Other – Internal-Use Software (Subtopic 350-40)”

In August 2018, the FASB issued ASU 2018-15 “Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40)” to amend ASU 2015-05 in an effort to provide additional guidance on the accounting for costs implementation activities performed in a cloud computing arrangement that is a service contract.  The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal use software license).  The accounting for the service element of a hosting arrangement that is a service contract is not affected by the amendments in this update.  The amendments in this update also require the entity to present the expense related to the capitalized implementation costs in the same line item in the statement of income as the fees associated with the hosting element (service) of the arrangement and classify payments for capitalizing implementation costs in the statement of cash flows in the same manner as payments made for fees associated with the hosting element.  The entity is also required to present the capitalized implementation costs in the statement of financial position in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented. The new standard is effective for the Company on January 1, 2020, and early adoption is permitted.  The Company believes that current practices of capitalization versus expensing IT costs are in line with this guidance, however, the amendment will require the Company to change presentation within the statement of cash flows. The Company currently has no internal use software and expects this accounting standard will have no impact on its consolidated financial statements.

The Company has carefully considered other new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the Company’s reported balance sheet or operations in 2019.